Aggregate Fair Value and Unrealized Losses of Securities That Have Been in Continuous Unrealized Loss Position for Less than Twelve Months and for Twelve Months or More (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments, Unrealized Loss Position
Less than 12 months, Fair value	$ 63,772	$ 12,351
Less than 12 months, Unrealized losses	2,676	34
12 months or longer, Fair value	6,571	893
12 months or longer, Unrealized losses	399	66
Fair value	70,343	13,244
Unrealized losses	3,075	100
Temporarily impaired securities
Investments, Unrealized Loss Position
Less than 12 months, Fair value	63,772	12,351
Less than 12 months, Unrealized losses	2,676	34
12 months or longer, Fair value	6,240	613
12 months or longer, Unrealized losses	359	8
Fair value	70,012	12,964
Unrealized losses	3,035	42
Temporarily impaired securities | Debt securities issued by the U.S. Government corporations and agencies
Investments, Unrealized Loss Position
Less than 12 months, Fair value	18,247	2,989
Less than 12 months, Unrealized losses	520	11
Fair value	18,247	2,989
Unrealized losses	520	11
Temporarily impaired securities | Obligations of states and municipalities
Investments, Unrealized Loss Position
Less than 12 months, Fair value	3,340	720
Less than 12 months, Unrealized losses	198	3
Fair value	3,340	720
Unrealized losses	198	3
Temporarily impaired securities | Corporate debt securities
Investments, Unrealized Loss Position
12 months or longer, Fair value		495
12 months or longer, Unrealized losses		5
Fair value		495
Unrealized losses		5
Temporarily impaired securities | Mortgage-backed securities
Investments, Unrealized Loss Position
Less than 12 months, Fair value	42,185	8,642
Less than 12 months, Unrealized losses	1,958	20
12 months or longer, Fair value	6,240	118
12 months or longer, Unrealized losses	359	3
Fair value	48,425	8,760
Unrealized losses	2,317	23
Other-than-temporarily impaired securities | Mortgage-backed securities
Investments, Unrealized Loss Position
12 months or longer, Fair value	331	280
12 months or longer, Unrealized losses	40	58
Fair value	331	280
Unrealized losses	$ 40	$ 58